Other current assets - Summary of Other Current Assets (Detail) - EUR (€)	Dec. 31, 2022	Dec. 31, 2021
Other Current Assets [Abstract]
Prepayments	€ 4,044,255	€ 1,507,753
Other assets	582,589	5,699
Total	€ 4,626,844	€ 1,513,452